Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2023
Organization and Principal Activities [Abstract]
Schedule of VIEs and the VIE’s Subsidiaries	As of December 31, 2023, the Company’s subsidiaries, the VIEs and the VIE’s subsidiaries were as the following:
	Date of incorporation	Place of incorporation	Percentage of legal/beneficial ownership by the Company	Principal activities
Subsidiaries:
Glory Star New Media Group HK Limited (“Glory Star HK”)	December 18, 2018	Hong Kong	100%	Holding
Glory Star New Media (Beijing) Technology Co., Ltd. (“WFOE”)	March 13, 2019	PRC	100%	Holding
VIEs:
Xing Cui Can International Media (Beijing) Co., Ltd. (“Xing Cui Can”)	September 7, 2016	PRC	100%	Holding
Horgos Glory Star Media Co., Ltd. (“Horgos”)	November 1, 2016	PRC	100%	Holding
VIEs’ subsidiaries
Glory Star Media (Beijing) Co., Ltd. (“Glory Star Beijing”)	December 9, 2016	PRC	100%	Provision of provides advertisement and content production services
Leshare Star (Beijing) Technology Co., Ltd. (“Beijing Leshare”)	March 28, 2016	PRC	100%	Provision of provides advertisement and content production services
Horgos Glary Prosperity Culture Co., Ltd. (“Glary Prosperity”)	December 14, 2017	PRC	51%	Provision of provides advertisement and content production services
Horgos Glary Prosperity Culture Co., Ltd, Beijing Branch (“Glary Prosperity BJ”)	May 8, 2018	PRC	51%	Provision of provides advertisement and content production services
Glory Star (Horgos) Media Technology Co., Ltd (“Horgos Technology”)	September 9, 2020	PRC	100%	Provision of provides advertisement and content production services

Schedule of Financial Statements of VIEs	The following financial statements amounts and balances of the VIEs and VIEs’ subsidiaries were included in the consolidated financial statements as of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021:
	December 31,	December 31,
	2023	2022
Total assets	$324,019	$188,597
Total liabilities	$146,188	$38,872

Schedule of Operation and Cash Flow VIEs and Subsidiaries of VIEs
	For the Years Ended December 31,
	2023	2022	2021
Total revenues	$152,327	$157,225	$153,012
Net income	$31,126	$27,562	$35,907

Net cash provided by operating activities	$42,044	$11,650	$57,397
Net cash used in investing activities	$(3)	$(7,989)	$(1,051)
Net cash provided by (used in) financing activities	$83,062	$508	$(2,004)